CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 21,987	$ 10,315
Short-term bank deposits	17,042	19,970
Marketable securities	6,009	1,943
Accounts receivable:
Trade	14,956	13,433
Other	2,358	3,110
Inventories	21,815	21,572
TOTAL CURRENT ASSETS	84,167	70,343
NON-CURRENT ASSETS:
Investment in equity investee	1,499	1,152
Marketable securities	31,360	35,287
Funds in respect of retirement benefits obligation	1,076	994
Intangibles, long-term deposits and other	1,116	1,200
PROPERTY, PLANT AND EQUIPMENT:
Cost	40,796	38,237
Less - accumulated depreciation and amortization	11,088	8,963
Net	29,708	29,274
TOTAL ASSETS	148,926	138,250
accounts payable and accruals:
Trade	5,529	5,259
Other	5,427	3,569
TOTAL CURRENT LIABILITIES	10,956	8,828
LONG TERM LIABILITY -
retirement benefits obligation	$ 1,253	$ 1,150
COMMITMENTS AND CONTINGENCIES (Note 8)
TOTAL LIABILITIES	$ 12,209	$ 9,978
SHAREHOLDERS' EQUITY:
Ordinary shares	58	57
Additional paid-in capital	124,243	122,075
Accumulated other comprehensive loss	(471)	(64)
Retained earnings	12,887	6,204
TOTAL SHAREHOLDERS' EQUITY	136,717	128,272
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 148,926	$ 138,250